UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to .

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: Not applicable

First Investors Auto Owner Trust 2015-2

(Exact name of issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Bennie H. Duck (713) 273-5116

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated August 11, 2015, of Grant Thornton LLP, which report sets forth the findings and conclusions, as applicable, of Grant Thornton LLP with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated August 11, 2015, of Grant Thornton LLP, which report sets forth the findings and conclusions, as applicable, of Grant Thornton LLP with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 11, 2015	First Investors Financial Services Group, Inc. (Securitizer)

	By:	/s/ Bennie H. Duck
Name: Bennie H. Duck
Title: Executive Vice President and Chief Financial Officer

Exhibit 99.1	Agreed-upon procedures report, dated August 11, 2015, of Grant Thornton LLP.